Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$75,707,591.98	0.2175506	$34,745,605.26	0.0998437	$40,961,986.72
Class A-2 Notes	$455,000,000.00	1.0000000	$455,000,000.00	1.0000000	$-
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$1,230,867,591.98	0.8188533	$1,189,905,605.26	0.7916028	$40,961,986.72

Weighted Avg. Coupon (WAC)	3.51%		3.51%
Weighted Avg. Remaining Maturity (WARM)	50.64		49.72
Pool Receivables Balance	$1,279,623,157.83		$1,237,550,853.52
Remaining Number of Receivables	74,767		73,781

Adjusted Pool Balance	$1,253,585,567.97		$1,212,623,581.25

III. COLLECTIONS

Principal:
Principal Collections	$40,460,476.63
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$808,771.49
Total Principal Collections	$41,269,248.12

Interest:
Interest Collections	$3,732,635.22
Late Fees & Other Charges	$75,554.30
Interest on Repurchase Principal	$-
Total Interest Collections	$3,808,189.52

Collection Account Interest	$1,984.66
Reserve Account Interest	$192.12
Servicer Advances	$-

Total Collections	$45,079,614.42

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$45,079,614.42
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$45,079,614.42

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,066,352.63		$1,066,352.63	$1,066,352.63
Collection Account Interest					$1,984.66
Late Fees & Other Charges					$75,554.30
Total due to Servicer					$1,143,891.59

2. Class A Noteholders Interest:
Class A-1 Notes		$15,772.41		$15,772.41
Class A-2 Notes		$200,958.33		$200,958.33
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$612,878.15		$612,878.15	$612,878.15

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$43,162,784.51

9. Regular Principal Distribution Amount:					$40,961,986.72
		Distributable Amount		Paid Amount
Class A-1 Notes				$40,961,986.72
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$40,961,986.72		$40,961,986.72
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$40,961,986.72		$40,961,986.72

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,200,797.79

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,037,589.86
Beginning Period Amount	$26,037,589.86
Current Period Amortization	$1,110,317.59
Ending Period Required Amount	$24,927,272.27
Ending Period Amount	$24,927,272.27
Next Distribution Date Required Amount	$23,843,013.21

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.81%	1.87%	1.87%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.69%	72,818	98.45%	$1,218,357,659.21
30 - 60 Days	1.03%	758	1.21%	$15,014,575.72
61 - 90 Days	0.21%	155	0.26%	$3,167,715.27
91 + Days	0.07%	50	0.08%	$1,010,903.32
		73,781		$1,237,550,853.52
Total
Delinquent Receivables 61 + days past due	0.28%	205	0.34%	$4,178,618.59
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	184	0.29%	$3,695,468.38
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	147	0.23%	$3,018,184.34
Three-Month Average Delinquency Ratio	0.24%		0.28%

Repossession in Current Period		42		$830,017.92
Repossession Inventory		74		$570,125.54

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,611,827.68
Recoveries				$(808,771.49)
Net Charge-offs for Current Period				$803,056.19

Beginning Pool Balance for Current Period				$1,279,623,157.83

Net Loss Ratio				0.75%
Net Loss Ratio for 1st Preceding Collection Period				0.85%
Net Loss Ratio for 2nd Preceding Collection Period				0.57%
Three-Month Average Net Loss Ratio for Current Period				0.72%

Cumulative Net Losses for All Periods				$4,156,276.55
Cumulative Net Losses as a % of Initial Pool Balance				0.27%

Principal Balance of Extensions				$9,286,098.84
Number of Extensions				432

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